Concentrations	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Concentrations [Abstract]
CONCENTRATIONS	NOTE 15 - CONCENTRATIONS Suppliers No supplier accounted for 10% or more of the Company’s purchase during the three and six months ended June 30, 2026 and 2025.	NOTE 20 - CONCENTRATIONS Suppliers No supplier accounted for 10% or more of the Company’s purchase during the years ended December 31, 2025 and 2024.